STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)					12 Months Ended
	Jun. 21, 2018	May 16, 2018	Mar. 01, 2018	Nov. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2018
Common stock, authorized				500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001
Previously common stock, authorized				75,000,000
Cash proceeds from issuance of shares		$ 10,050
Value of new shares issued					30,150,000
Number of new shares issued, value					$ 20,100	$ 20,100
Common stock, issued					150,150,000	150,150,000	161,405,000
Common stock, outstanding					150,150,000	150,150,000	161,405,000
Description of forward stock split				30:1 forward stock split
Former Director [Member]
Forgiveness of debt					$ 14,229
One Former Director [Member]
Forgiveness of debt					4,982
Second Former Director [Member]
Forgiveness of debt					$ 9,247
Consulting Agreements [Member] | Two Contractors [Member]
Common stock, authorized				500,000,000
Value of shares issued				$ 1,000,000
Number of shares issued, value				20,000
Value of new shares issued		50,000
Number of new shares issued, value		$ 50
Consulting Agreements [Member] | Business Advisory Services [Member]
Value of shares issued	$ 50,000
Number of shares issued, value	85,000
Share Exchange Agreement [Member] | Shareholders [Member]
Value of shares issued		105,000
Purchase price (in dollars per share)			$ 50
Cash proceeds from issuance of shares		$ 210	$ 40,464
Value of shares issued during the period		10,050,000
Common stock subscriptions, value							$ 10,050